Fair Value Measurement (Details) - Schedule of Changes in Financial Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities measured at fair value [Member]
Fair Value Measurement (Details) - Schedule of Changes in Financial Assets and Liabilities [Line Items]
Balance	$ 102,823	$ 95,773
Increase due to acquisitions	8,039	19,791
Fair value measured for the first time	1,594	7,086
Change in fair value measurements	(893)	629
Deduction of the contingent consideration	(39,837)	(17,171)
Other	(3,283)	(3,285)
Balance	68,443	102,823
Financial assets measured at fair value [Member]
Fair Value Measurement (Details) - Schedule of Changes in Financial Assets and Liabilities [Line Items]
Balance	8,224	2,023
Increase due to acquisitions	1,368	462
Fair value measured for the first time		4,762
Change in fair value measurements	(175)	977
Deduction of the contingent consideration
Other	(142)
Balance	$ 9,275	$ 8,224